Offerings	Aug. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	17,000,000
Proposed Maximum Offering Price per Unit	0.9131
Maximum Aggregate Offering Price	$ 15,522,700
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,376.53
Offering Note
(1)
These shares may be represented by the Registrant’s American depositary shares, or ADSs, each of which represents four Class A ordinary shares. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No.: 333-239274).
(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares that become issuable under the Global Equity Incentive Plan (the “Global Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding Class A ordinary shares.
(3)
Represents Class A ordinary shares issuable upon the vesting and settlement of outstanding restricted stock units granted as of the date of this registration statement. The offering price for these shares is estimated pursuant to Rules 457(c) and 457(h) solely for purposes of calculating the registration fee and based on US$3.6525 per ADS, the average of the high and low trading prices of the Registrant’s ADSs as reported on the Nasdaq Global Select Market on August 15, 2025.
(5)
Rounded to the nearest cent.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	17,000,000
Proposed Maximum Offering Price per Unit	1.125
Maximum Aggregate Offering Price	$ 19,125,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,928.04
Offering Note
(1)
These shares may be represented by the Registrant’s American depositary shares, or ADSs, each of which represents four Class A ordinary shares. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No.: 333-239274).
(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares that become issuable under the Global Equity Incentive Plan (the “Global Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding Class A ordinary shares.
(4)
Represents Class A ordinary shares issuable upon the exercise of outstanding incentive stock options granted as of the date of this registration statement. The maximum offering price per share represents the exercise price of the options that have already been granted and are outstanding under the Plan, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) under the Securities Act.
(5)
Rounded to the nearest cent.